File No. 2-11318
						Rule 497(e)


Northeast Investors Trust

Supplement dated November 14, 2011 to the Prospectus dated
February 1, 2011


Effective November 14, 2011, the mailing address for Northeast
Investors Trust is 125 High Street, Boston, Massachusetts 02110.

As set forth in a prior Supplement dated August 25, 2011, effective that date the exchange privilege described in the February 1, 2011 Northeast Investors Trust Prospectus was terminated.